N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2019

Item 1. REPORT TO SHAREHOLDERS

Viking Mutual Funds

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
Oklahoma Municipal Fund
Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2019

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702

Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund”, and collectively the “Funds”) for the six months ended January 31, 2019. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee’s (“FOMC” or “Committee”) statement at the end of January noted that the labor market has continued to strengthen and that economic activity has been rising at a solid rate. The Committee also noted that job gains have been strong, on average, in recent months, and the unemployment rate has remained low. Household spending has continued to grow strongly, while growth of business fixed investment has moderated from its rapid pace earlier last year. The Committee decided to maintain the target range for the federal funds rate at 2-1/4 to 2-1/2 percent, after raising it four times in 2018. In light of global economic and financial developments and muted inflation pressures, the Committee said it will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate to support their objectives.

Municipal Bond Market Recap

The municipal market started the period with positive returns in August, but stumbled over the next couple months. Returns were negative in September as rates were driven higher by strong economic data and the third rate hike by the Federal Reserve in 2018. Returns were again negative in October as the Federal Reserve continued its push to normalize rates and looked poised to continue to normalize rates throughout 2019. Demand remained firm over the first half of the period and called and matured bonds exceeded new issuance which led to net negative supply in the market. The municipal market shifted in the second half of the period on a more dovish tone from the Federal Reserve as economic growth began to show signs of slowing in November. December continued November's market strength posting the best month of 2018 for munis. Issuance continued to come in light as it had all of 2018. Issuance for the calendar year ended December 31, 2018 was $294.6 billion nationally. The strength of November and December continued into January as macroeconomic concerns such as slower global growth, China trade negotiations, and a forecast for fewer Fed rate hikes encouraged investors. Net negative supply continued into 2019 also helping to push bond prices higher. National muni issuance was up 7.7% in January versus the prior year, coming in at $20.1 billion for the month.

Fund Performance and Outlook

For the six month period ended January 31, higher-rated investment grade munis slightly outperformed their lower-rated investment grade counterparts, while shorter and intermediate maturities performed better than longer maturities.

The Portfolio Management Team (the “Team”) continued to take advantage of last year’s rise in rates to trade bonds that were purchased when rates were at historic lows, in favor of bonds that offered more favorable yields.

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 1.60%*, 1.40%*, 1.79%*, 1.52%*, 1.82%*, and 1.52%* for Class A Shares and 1.73%*, 1.53%*, 1.91%*, 1.64%*, 1.95%*, and 1.75%* for Class I Shares, respectively, during the six month period ended January 31, 2019. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 2.05% and the Morningstar Municipal Single State Intermediate Category which returned 1.70% for the period. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $510,301 ($612,351 for married filing jointly) in 2019 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 2.64% falls to approximately 1.56% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades. If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16%, 1.33%, 1.21%, 1.19%, 1.17%, and 1.31% respectively, for Class A, and 0.92%, 1.11%, 0.97%, 0.96%, 0.91%, and 1.06% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class A. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.21%	1.29%	2.49%	3.54%	3.99%
Class A With sales charge (2.50%)	-0.33%	0.46%	1.98%	3.27%	3.90%
Class I Without sales charge	2.46%	N/A	N/A	N/A	1.63%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.08%	0.67%	2.02%	2.87%	4.10%
Class A With sales charge (2.50%)	-0.43%	-0.18%	1.51%	2.61%	4.00%
Class I Without sales charge	2.44%	N/A	N/A	N/A	1.32%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.33% and 1.11%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.42%	1.25%	2.79%	3.46%	3.53%
Class A With sales charge (2.50%)	-0.10%	0.41%	2.28%	3.20%	3.43%
Class I Without sales charge	2.77%	N/A	N/A	N/A	1.79%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21% and 0.97%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.18%	1.12%	2.60%	3.99%	3.74%
Class A With sales charge (2.50%)	-0.41%	0.27%	2.09%	3.74%	3.62%
Class I Without sales charge	2.52%	N/A	N/A	N/A	1.40%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.58%	1.15%	2.58%	3.72%	3.70%
Class A With sales charge (2.50%)	0.06%	0.31%	2.06%	3.45%	3.57%
Class I Without sales charge	2.84%	N/A	N/A	N/A	0.77%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.91%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.19%	1.05%	2.60%	3.75%	3.79%
Class A With sales charge (2.50%)	-0.37%	0.20%	2.08%	3.50%	3.65%
Class I Without sales charge	2.54%	N/A	N/A	N/A	0.66%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.31% and 1.06%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

General Obligation	30.8%
Pre-Refunded	25.3%
Health Care	16.1%
Utilities	14.1%
Other Revenue	9.6%
Cash Equivalents and Other	1.8%
Transportation	1.5%
Education	0.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.2%)

Education (0.8%)
Kansas Development Finance Authority 5.000% 09/01/2039	$200,000	$203,196
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	267,795
		470,991
General Obligation (30.8%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	287,740
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	284,830
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	281,955
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	280,263
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	557,820
Butler County Unified School District No 402 Augusta 4.000% 09/01/2030	250,000	276,908
County of Clay KS 4.000% 10/01/2036	500,000	517,495
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	272,110
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,282,450
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	374,322
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2033	1,000,000	1,063,500
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	527,045
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,245,380
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	286,450
City of Junction City KS 5.000% 09/01/2025	5,000	5,024
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	682,734
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	560,430
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	339,936
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,853
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	262,190
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,046,330
County of Scott KS 5.000% 04/01/2032	500,000	572,290
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,010
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	449,748
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	10,000	10,030
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,051
County of Seward KS 5.000% 08/01/2034	240,000	251,134
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	556,255
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	94,563
City of South Hutchinson KS 4.000% 10/01/2038	355,000	361,926
City of Wichita KS 4.500% 09/01/2022	150,000	151,273
City of Wichita KS 4.750% 09/01/2027	180,000	181,618
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	284,133
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,186,100
		17,564,896
Health Care (16.1%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,082,791
Ashland Public Building Commission 5.000% 09/01/2035	500,000	523,610
Ashland Public Building Commission 5.000% 09/01/2032	550,000	587,103
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,008,690
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	66,280
Kansas Development Finance Authority 5.150% 11/15/2023	245,000	252,066
Kansas Development Finance Authority 5.250% 11/15/2024	245,000	252,914
Kansas Development Finance Authority 5.500% 11/15/2029	95,000	97,738
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	779,553
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	106,137
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,657,050
City of Manhattan KS 5.000% 11/15/2023	250,000	277,002
City of Manhattan KS 5.000% 11/15/2024	250,000	276,522
City of Manhattan KS 5.000% 11/15/2029	500,000	541,980
City of Olathe KS 4.000% 09/01/2028	250,000	259,227
City of Olathe KS 4.000% 09/01/2030	295,000	304,036
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	510,685
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	555,060
		9,138,444
Other Revenue (9.6%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	779,153
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	511,475
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	510,700
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	251,663
City of Manhattan KS 5.000% 12/01/2026	435,000	440,833
City of Manhattan KS 4.500% 12/01/2025	500,000	523,610
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,049,490
Topeka Public Building Commission 5.000% 06/01/2022	255,000	260,681
Washington County Public Building Commission 4.000% 09/01/2028	100,000	106,061
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,007,260
		5,440,926
Pre-Refunded (25.3%)
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	331,445
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	101,636
City of Dodge City KS 5.000% 06/01/2021	310,000	313,460
City of Dodge City KS 4.400% 06/01/2025	350,000	353,223
City of Dodge City KS 4.500% 06/01/2028	100,000	100,954
*City of Dodge City KS 5.250% 06/01/2031	1,000,000	1,011,990
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2023	375,000	382,369
Douglas County Unified School District No 491 Eudora 5.125% 09/01/2029	250,000	255,093
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	150,755
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	156,338
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	128,378
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	122,796
City of Junction City KS 4.250% 09/01/2021	100,000	101,537
City of Junction City KS 4.400% 09/01/2022	100,000	101,624
City of Junction City KS 4.500% 09/01/2023	100,000	101,682
Kansas Power Pool 5.000% 12/01/2031	750,000	793,538
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	447,554
Kansas Development Finance Authority 5.150% 11/15/2023	5,000	5,125
Kansas Development Finance Authority 5.250% 11/15/2024	5,000	5,128
Kansas Development Finance Authority 5.500% 11/15/2029	5,000	5,138
Kansas Development Finance Authority 5.000% 05/15/2025	250,000	252,190
Kansas Development Finance Authority 5.000% 05/15/2035	1,000,000	1,009,460
Leavenworth County Unified School District No 453 5.250% 03/01/2024	200,000	204,444
Leavenworth County Unified School District No 453 4.750% 09/01/2025	300,000	306,153
*Leavenworth County Unified School District No 453 5.125% 03/01/2029	1,000,000	1,022,030
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	146,348
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	113,853
County of Neosho KS 4.000% 10/01/2023	500,000	507,015
City of Newton KS 5.000% 09/01/2021	100,000	101,965
City of Newton KS 4.750% 09/01/2029	435,000	442,917
City of Olathe KS 5.000% 09/01/2030	250,000	254,720
City of Olathe KS 4.000% 09/01/2030	150,000	158,128
City of Park City KS 5.100% 12/01/2020	200,000	205,936
City of Park City KS 5.500% 12/01/2024	100,000	103,298
City of Park City KS 6.000% 12/01/2029	500,000	518,550
City of Park City KS 5.375% 12/01/2025	250,000	257,712
County of Seward KS 5.000% 08/01/2034	260,000	273,249
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	542,800
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	94,292
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	366,198
Washington County Public Building Commission 5.000% 09/01/2032	500,000	557,610
Washington County Public Building Commission 5.000% 09/01/2037	400,000	446,088
Washington County Public Building Commission 4.000% 09/01/2028	500,000	539,205
City of Wichita KS 5.000% 11/15/2029	300,000	325,086
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2024	200,000	200,536
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2029	500,000	501,340
		14,420,886
Transportation (1.5%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	573,630
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	284,058
		857,688
Utilities (14.1%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,110,270
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	283,133
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	559,185
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	830,742
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,093,740
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	332,094
Kansas Power Pool 4.500% 12/01/2028	500,000	517,505
Kansas Power Pool 4.000% 12/01/2031	500,000	532,625
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	264,820
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,377,162
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	554,435
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	580,065
		8,035,776

TOTAL MUNICIPAL BONDS (COST: $54,397,101)		$55,929,607

OTHER ASSETS LESS LIABILITIES (1.8%)		$1,020,995

NET ASSETS (100.0%)		$56,950,602

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of January 31, 2019 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

Health Care	23.6%
Education	22.3%
General Obligation	17.1%
Pre-Refunded	16.9%
Housing	8.4%
Transportation	5.5%
Other Revenue	3.9%
Cash Equivalents and Other	2.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (100.4%)

Education (22.3%)
Maine Educational Loan Authority 5.875% 12/01/2039	95,000	95,936
Maine Educational Loan Authority 4.450% 12/01/2025	100,000	104,079
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	839,302
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	279,790
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	263,412
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	291,333
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,108,890
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	470,000	475,626
		3,458,368
General Obligation (17.1%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,747
City of Biddeford ME 4.000% 10/01/2026	250,000	286,702
State of Maine 4.000% 06/01/2020	150,000	155,923
City of Portland ME 4.250% 05/01/2029	150,000	150,971
City of Portland ME 4.125% 10/01/2029	100,000	101,449
City of Portland ME 5.000% 08/01/2021	125,000	136,583
City of Portland ME 5.000% 08/01/2022	125,000	136,794
City of Portland ME 5.000% 04/01/2028	250,000	307,295
City of Saco ME 4.000% 04/01/2028	100,000	102,561
Town of Scarborough ME 4.000% 11/01/2028	100,000	107,978
Maine School Administration District No 15 4.000% 11/01/2027	145,000	166,753
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	109,043
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	528,190
City of Waterville ME 4.000% 07/01/2025	135,000	143,232
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	112,428
		2,655,649
Health Care (23.6%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	195,470
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	199,582
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	261,355
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	258,825
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,108,230
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	556,305
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	550,445
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2022	30,000	30,088
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	419,361
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	80,000	81,169
		3,660,830
Housing (8.4%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	442,604
Maine State Housing Authority 4.000% 11/15/2030	90,000	92,520
#Maine State Housing Authority 4.000% 11/15/2044	500,000	499,045
Maine State Housing Authority 5.000% 06/15/2024	250,000	260,617
		1,294,786
Other Revenue (3.9%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	210,794
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	128,557
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	140,551
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	117,207
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,010
		602,119
Pre-Refunded (16.9%)
Town of Gorham ME 4.000% 10/01/2023	100,000	104,379
Town of Gray ME 4.000% 10/15/2026	280,000	284,553
Town of Gray ME 4.000% 10/15/2027	280,000	284,553
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	52,394
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,409
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,515
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,138
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	195,000	197,666
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	35,000	35,478
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	245,000	248,445
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,019,180
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	106,157
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	254,482
		2,625,349
Transportation (5.5%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	260,383
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	255,305
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	110,055
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,277
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	111,725
		849,745
Utilities (2.7%)
Kennebunk Light & Power District 5.000% 08/01/2022	410,000	411,264

TOTAL MUNICIPAL BONDS (COST: $15,181,803)		$15,558,110

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		$(64,300)

NET ASSETS (100.0%)		$15,493,810

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

#When-issued purchase as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

Utilities	31.6%
General Obligation	30.6%
Education	10.1%
Health Care	9.6%
Pre-Refunded	9.2%
Transportation	5.2%
Cash Equivalents and Other	3.4%
Other Revenue	0.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (10.1%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$268,167
University of Nebraska 5.000% 07/01/2035	1,500,000	1,715,745
University of Nebraska 5.000% 05/15/2035	500,000	565,855
University of Nebraska 5.000% 05/15/2033	250,000	287,488
University of Nebraska 4.000% 07/01/2024	250,000	252,475
University of Nebraska 5.000% 07/01/2042	1,000,000	1,068,760
University of Nebraska 5.000% 07/01/2038	250,000	272,045
		4,430,535
General Obligation (30.6%)
*Omaha School District 5.000% 12/15/2029	1,630,000	1,960,482
Elkhorn School District 4.000% 12/15/2034	300,000	317,301
Elkhorn School District 4.000% 12/15/2030	500,000	539,955
Elkhorn School District 4.000% 12/15/2034	500,000	537,455
Hall County Airport Authority 5.000% 07/15/2030	410,000	436,113
Hall County Airport Authority 5.000% 07/15/2031	435,000	461,552
Grand Island Public Schools 5.000% 12/15/2033	500,000	561,975
Grand Island Public Schools 5.000% 12/15/2039	500,000	558,735
Knox County School District N0 576 4.000% 12/15/2038	590,000	608,060
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	807,308
City of Omaha NE 5.000% 04/15/2025	750,000	889,013
City of Omaha NE 5.000% 04/15/2027	955,000	1,144,004
City of Omaha NE 5.000% 04/15/2028	500,000	594,085
City of Omaha NE 3.750% 01/15/2038	500,000	509,045
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,017,800
Platte County School District No 1 Columbus Public Schools 5.000% 12/15/2039	500,000	550,695
City of Ralston NE 4.500% 09/15/2031	100,000	88,853
Gretna Public Schools 5.000% 12/15/2035	250,000	281,950
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	286,545
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,290,700
		13,441,626
Health Care (9.6%)
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	514,795
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	234,838
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	257,397
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	270,310
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	270,102
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	270,380
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	261,190
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	545,175
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	363,894
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	487,265
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	231,835
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	514,795
		4,221,976
Other Revenue (0.3%)
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	115,240

Pre-Refunded (9.2%)
County of Douglas NE 5.500% 07/01/2030	350,000	368,896
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,588,605
Municipal Energy Agency of Nebraska 5.125% 04/01/2024	195,000	196,127
City of Omaha NE 5.000% 10/15/2025	45,000	46,036
City of Omaha NE 5.000% 10/15/2025	205,000	209,719
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,098,270
University of Nebraska 4.500% 05/15/2030	250,000	258,733
University of Nebraska 5.000% 05/15/2035	275,000	286,349
		4,052,735
Transportation (5.2%)
City of Lincoln NE 5.500% 08/15/2031	500,000	535,955
Omaha Airport Authority 5.000% 12/15/2027	500,000	591,305
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,129,450
		2,256,710
Utilities (31.6%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,154,160
Central Plains Energy Project 5.250% 09/01/2037	500,000	547,615
Central Plains Energy Project 5.000% 09/01/2042	500,000	538,540
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	107,026
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	284,442
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	524,205
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,085,330
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	303,418
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	436,872
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	253,540
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	253,005
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	269,845
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	543,140
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	108,032
Nebraska Public Power District 5.000% 01/01/2041	250,000	279,388
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,635,433
Nebraska Public Power District 5.000% 01/01/2030	500,000	545,400
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	287,980
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	285,925
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	568,600
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	264,020
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	282,095
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	510,491
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	424,564
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	384,820
		13,877,886

TOTAL MUNICIPAL BONDS (COST: $41,241,637)		$42,396,708

OTHER ASSETS LESS LIABILITIES (3.4%)		$1,477,399

NET ASSETS (100.0%)		$43,874,107

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of January 31, 2019 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

Utilities	26.4%
Other Revenue	19.5%
Education	17.0%
Transportation	16.4%
Pre-Refunded	11.6%
General Obligation	6.2%
Cash Equivalents and Other	2.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (102.1%)

Education (17.0%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$641,359
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	769,995
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	254,682
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	548,840
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	285,755
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	560,175
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	552,990
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	298,116
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	307,165
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	322,019
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	331,676
University of Oklahoma/The 5.000% 07/01/2037	290,000	311,309
University of Oklahoma/The 5.000% 07/01/2036	500,000	558,910
University of Oklahoma/The 4.000% 07/01/2040	650,000	670,469
University of Oklahoma/The 5.000% 07/01/2038	500,000	557,315
		6,970,775
General Obligation (6.2%)
City of Broken Arrow OK 4.000% 12/01/2037	605,000	623,344
City of Broken Arrow OK 4.000% 12/01/2038	610,000	626,372
City of Broken Arrow OK 4.125% 08/01/2031	180,000	187,756
*City of Oklahoma City OK 4.000% 03/01/2024	1,000,000	1,091,790
		2,529,262

Health Care (5.0%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	410,231
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	286,267
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	255,380
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	386,507
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	191,485
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	265,833
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	254,605
		2,050,308
Other Revenue (19.5%)
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,077,963
Grady County School Finance Authority 5.000% 09/01/2032	370,000	424,549
Okarche Economic Development Authority 5.000% 09/01/2023	250,000	277,280
City of Oklahoma City OK 5.000% 03/01/2032	250,000	259,347
City of Oklahoma City OK 5.000% 03/01/2034	500,000	515,140
City of Oklahoma City OK 5.000% 03/01/2033	250,000	258,035
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	406,515
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	461,476
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	715,000
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	254,276
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	923,318
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	511,460
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	520,585
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	268,008
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	519,365
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	588,665
		7,980,982
Pre-Refunded (11.6%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	285,964
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	259,967
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,086,220
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/2039	140,000	141,914
Oklahoma City Water Utilities Trust 4.000% 07/01/2034	250,000	252,510
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	274,007
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	266,183
Oklahoma Water Resources Board 5.000% 04/01/2028	500,000	502,830
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	149,678
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	518,670
		4,737,943
Transportation (16.4%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	852,432
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,063,920
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	266,463
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,033,700
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	103,743
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	448,405
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	244,922
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	261,895
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	384,260
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,392,154
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	148,131
Tulsa Parking Authority 4.000% 07/01/2025	500,000	524,155
		6,724,180
Utilities (26.4%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	779,640
Clinton Public Works Authority 4.000% 12/01/2039	500,000	514,040
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,038,410
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	263,735
Miami Special Utility Authority 4.000% 12/01/2036	500,000	523,670
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,139,320
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	268,775
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	113,748
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	181,753
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	785,000	845,249
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	152,634
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	160,581
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	287,905
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	566,490
#Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	859,158
#Oklahoma Water Resources Board 4.000% 10/01/2048	850,000	874,948
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	102,037
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	830,303
Seminole Utilities Authority 3.300% 09/01/2026	315,000	326,198
		10,828,594

TOTAL MUNICIPAL BONDS (COST: $40,687,538)		$41,822,044

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)		$(840,700)

NET ASSETS (100.0%)		$40,981,344

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

#When-issued purchase as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

General Obligation	35.5%
Health Care	19.7%
Other Revenue	13.4%
Housing	7.3%
Education	7.2%
Utilities	6.3%
Pre-Refunded	5.4%
Transportation	4.3%
Cash Equivalents and Other	0.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.1%)

Education (7.2%)
*Montana State Board of Regents 4.000% 05/15/2025	$2,000,000	$2,153,600
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,223,364
Montana State Board of Regents 4.000% 11/15/2025	500,000	541,570
Montana State Board of Regents 5.000% 11/15/2025	500,000	576,480
Montana State Board of Regents 5.000% 11/15/2030	240,000	271,531
		4,766,545
General Obligation (35.5%)
City of Bozeman MT 4.000% 07/01/2028	540,000	591,911
City & County of Butte Silver Bow MT 4.000% 07/01/2028	215,000	240,404
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	245,363
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	257,345
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	942,242
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2029	925,000	1,039,395
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2030	935,000	1,041,010
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	771,449
Cascade County High School District A Great Falls 4.000% 07/01/2030	670,000	745,965
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	527,099
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	578,643
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	673,141
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	440,059
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	652,005
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	276,991
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	462,347
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	598,529
Meagher County K 12 School District No 8 White Sulphur 4.000% 07/01/2028	475,000	538,555
Missoula High School District No 1 4.000% 07/01/2032	275,000	297,737
Hellgate School District No 4 5.000% 06/15/2028	500,000	595,500
Hellgate School District No 4 5.000% 06/15/2029	500,000	589,955
Hellgate School District No 4 5.000% 06/15/2030	500,000	585,080
City of Missoula MT 4.000% 07/01/2031	250,000	270,810
*Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	533,725
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	808,575
State of Montana 4.000% 08/01/2023	385,000	429,040
State of Montana 4.000% 08/01/2026	855,000	961,174
State of Montana 4.000% 08/01/2027	480,000	533,328
County of Ravalli MT 4.250% 07/01/2027	150,000	151,164
County of Ravalli MT 4.350% 07/01/2028	155,000	156,418
County of Ravalli MT 4.400% 07/01/2029	165,000	166,437
County of Ravalli MT 4.250% 07/01/2030	755,000	818,835
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	485,676
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	588,015
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	600,598
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,160,850
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	403,018
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	498,784
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,148,380
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,000,000	1,142,620
		23,548,172
Health Care (19.7%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,072,816
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,430,315
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	398,464
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,118,760
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,112,200
Montana Facility Finance Authority 4.125% 07/01/2038	1,000,000	974,930
Montana Facility Finance Authority 4.750% 01/01/2040	705,000	718,007
Montana Facility Finance Authority 4.500% 01/01/2024	1,000,000	1,021,890
Montana Facility Finance Authority 5.000% 01/01/2024	400,000	411,524
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	560,570
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,158,592
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,044,720
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	486,651
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	795,886
County of Yellowstone MT 4.000% 10/01/2029	710,000	769,690
		13,075,015
Housing (7.3%)
Montana Board of Housing 3.000% 12/01/2023	75,000	75,522
Montana Board of Housing 3.150% 06/01/2024	295,000	297,395
Montana Board of Housing 3.150% 12/01/2024	105,000	106,036
Montana Board of Housing 3.350% 06/01/2025	135,000	137,624
Montana Board of Housing 3.875% 12/01/2023	165,000	172,210
Montana Board of Housing 4.050% 06/01/2024	150,000	159,463
Montana Board of Housing 4.050% 12/01/2024	425,000	451,903
Montana Board of Housing 4.650% 12/01/2028	230,000	245,111
*Montana Board of Housing 4.700% 12/01/2026	605,000	623,973
Montana Board of Housing 4.850% 06/01/2028	280,000	286,642
Montana Board of Housing 3.850% 06/01/2019	425,000	426,607
Montana Board of Housing 3.100% 06/01/2021	330,000	337,597
Montana Board of Housing 3.400% 12/01/2033	500,000	499,095
Montana Board of Housing 3.800% 12/01/2038	1,000,000	1,006,590
		4,825,768
Other Revenue (13.4%)
City of Billings MT 5.500% 07/01/2026	300,000	312,531
City of Billings MT 4.550% 07/01/2020	10,000	10,009
City of Billings MT 4.700% 07/01/2021	70,000	70,085
City of Billings MT 4.800% 07/01/2022	70,000	69,946
City of Billings MT 4.375% 07/01/2029	490,000	505,185
*City of Billings MT 5.000% 07/01/2033	900,000	929,160
City of Billings MT 5.000% 07/01/2032	710,000	801,611
City of Bozeman MT 4.950% 07/01/2028	200,000	203,768
City & County of Butte Silver Bow MT 5.000% 07/01/2021	600,000	614,988
Gallatin County Rural Improvement District 5.500% 07/01/2025	535,000	535,631
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,810
City of Great Falls MT 5.550% 07/01/2029	275,000	282,871
City of Kalispell MT 5.000% 07/01/2033	500,000	572,435
City of Livingston MT 4.000% 07/01/2034	525,000	529,657
Madison County Rural Improvement District 5.500% 07/01/2025	610,000	611,397
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,480
City of Missoula MT 4.750% 07/01/2027	160,000	160,411
City of Missoula MT 6.000% 07/01/2030	200,000	206,654
City of Missoula MT 5.125% 07/01/2026	125,000	125,386
Montana Facility Finance Authority 6.300% 10/01/2020	350,000	350,305
		8,895,320
Pre-Refunded (5.4%)
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	688,895
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,050,290
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	616,722
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	877,959
Montana State Board of Regents 5.000% 11/15/2023	250,000	273,117
University of Montana/Missoula MT 5.375% 05/15/2019	75,000	75,385
		3,582,368
Transportation (4.3%)
City of Billings MT Airport Revenue 4.750% 07/01/2019	350,000	353,203
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	242,598
Missoula Parking Commission 4.000% 10/01/2026	835,000	909,131
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,256
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,110
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	374,096
Missoula Special Improvement Districts/MT 4.000% 07/01/2019	60,000	60,247
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	245,210
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	246,701
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	240,844
		2,877,396
Utilities (6.3%)
City of Billings MT 5.000% 07/01/2031	260,000	308,111
#City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,517,988
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	235,438
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	244,721
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	276,310
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	272,585
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	270,785
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,055,490
		4,181,428

TOTAL MUNICPAL BONDS (COST: $63,935,637)		$65,752,012

OTHER ASSETS LESS LIABILITIES (0.9%)		$568,559

NET ASSETS (100.0%)		$66,320,571

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

#When-issued purchase as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2019 (unaudited)

Other Revenue	23.2%
Health Care	22.4%
General Obligation	20.5%
Utilities	9.4%
Housing	7.0%
Education	7.0%
Pre-Refunded	6.5%
Cash Equivalents and Other	4.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2019 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (101.3%)

Education (7.0%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$463,024
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	396,164
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	524,200
University of North Dakota 5.000% 04/01/2024	250,000	274,887
		1,658,275
General Obligation (20.5%)
City of Bismarck ND 3.000% 05/01/2023	500,000	509,965
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	804,787
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	422,248
City of Fargo ND 4.000% 05/01/2023	300,000	316,698
City of Grand Forks ND 4.000% 12/01/2039	470,000	489,256
City of Grand Forks ND 4.500% 05/01/2032	240,000	258,132
City of Horace ND 4.250% 05/01/2035	340,000	351,125
Mandan Public School District No 1 3.125% 08/01/2024	200,000	210,130
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	597,115
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	372,896
*West Fargo Public School District No 6 4.000% 05/01/2023	500,000	528,740
		4,861,092
Health Care (22.4%)
County of Cass ND 5.000% 02/15/2033	445,000	488,646
County of Cass ND 4.125% 02/15/2037	595,000	597,332
County of Cass ND 4.250% 02/15/2043	500,000	499,215
City of Fargo ND 5.500% 11/01/2020	500,000	535,190
City of Fargo ND 6.000% 11/01/2028	500,000	558,185
City of Grand Forks ND 5.000% 12/01/2022	500,000	539,140
City of Grand Forks ND 4.000% 12/01/2027	400,000	412,292
City of Grand Forks ND 5.000% 12/01/2032	250,000	261,635
City of Grand Forks ND 5.125% 12/01/2025	250,000	262,763
City of Grand Forks ND 3.000% 12/01/2020	135,000	134,436
City of Langdon ND 6.200% 01/01/2025	155,000	155,446
#North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	748,335
County of Ward ND 5.000% 06/01/2053	100,000	105,015
		5,297,630
Housing (7.0%)
North Dakota Housing Finance Agency 3.650% 01/01/2020	60,000	60,823
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	153,414
*North Dakota Housing Finance Agency 3.100% 01/01/2026	1,165,000	1,180,052
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	253,032
		1,647,321
Other Revenue (23.2%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	250,000	257,757
Bismarck Parks & Recreation District 3.500% 04/01/2025	280,000	280,879
Bismarck Parks & Recreation District 3.650% 04/01/2027	295,000	295,841
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	412,740
City of Grand Forks ND 5.000% 12/15/2028	250,000	291,205
Jamestown Park District/ND 4.000% 07/01/2032	500,000	522,285
Jamestown Park District/ND 4.000% 07/01/2033	345,000	358,182
*City of Mandan ND 4.000% 09/01/2034	500,000	515,765
Minot Park District 3.750% 12/01/2038	435,000	437,545
North Dakota Public Finance Authority 5.000% 06/01/2020	80,000	80,212
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,718
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	202,948
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	425,504
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	422,796
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	284,311
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	150,986
*County of Ward ND 3.000% 04/01/2022	300,000	304,413
		5,484,087
Pre-Refunded (6.5%)
County of Burleigh ND 5.000% 07/01/2022	300,000	335,193
County of Burleigh ND 4.500% 07/01/2032	250,000	272,818
County of Burleigh ND 5.000% 07/01/2035	500,000	537,685
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	244,140
State Board of Higher Education of the State of North Dakota 5.000% 04/01/2025	160,000	160,872
		1,550,708
Transportation (5.3%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	353,363
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	505,435
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	388,463
		1,247,261
Utilities (9.4%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	496,351
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	677,018
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,790
*County of McLean ND 4.875% 07/01/2026	750,000	775,620
		2,214,779

TOTAL MUNICIPAL BONDS (COST: $23,270,784)		$23,961,153

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)		$(299,868)

NET ASSETS (100.0%)		$23,661,285

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

#When-issued purchase as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2019 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$54,397,101	$15,181,803	$41,241,637

Investments in securities, at value	$55,929,607	$15,558,110	$42,396,708
Cash and cash equivalents	326,077	338,230	1,123,459
Receivable for Fund shares sold	49	0	29,429
Accrued interest receivable	803,328	123,830	408,371
Receivable from affiliate	10,450	5,819	8,810
Prepaid expenses	0	1,460	0
Total assets	$57,069,511	$16,027,449	$43,966,777

LIABILITIES
Payable for securities purchased	$0	$500,000	$0
Payable for Fund shares redeemed	26,522	7,145	14,538
Dividends payable	30,139	5,712	23,876
Trustees’ fees payable	539	147	415
Payable to affiliates	53,395	17,608	42,589
Accrued expenses	8,314	3,027	11,252
Total liabilities	$118,909	$533,639	$92,670

NET ASSETS	$56,950,602	$15,493,810	$43,874,107

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$56,065,005	$15,536,753	$43,463,069
Accumulated undistributed net realized gain (loss) on investments	(657,708)	(437,221)	(745,326)
Accumulated undistributed net investment income (loss)	10,799	17,971	1,293
Unrealized appreciation (depreciation) on investments	1,532,506	376,307	1,155,071

NET ASSETS	$56,950,602	$15,493,810	$43,874,107

Net Assets - Class A	$53,332,838	$14,823,797	$43,316,489
Net Assets - Class I	$3,617,764	$670,013	$557,618
Shares outstanding - Class A	5,054,081	1,390,280	4,200,960
Shares outstanding - Class I	342,663	62,820	54,108
Net asset value per share - Class A*	$10.55	$10.66	$10.31
Net asset value per share - Class I	$10.56	$10.67	$10.31
Public offering price per share – Class A (sales charge of 2.50%)	$10.82	$10.93	$10.57

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2019 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$40,687,538	$63,935,637	$23,270,784

Investments in securities, at value	$41,822,044	$65,752,012	$23,961,153
Cash and cash equivalents	483,682	1,778,360	270,053
Receivable for Fund shares sold	0	74,951	0
Accrued interest receivable	482,153	382,453	213,418
Receivable from affiliate	9,410	12,547	6,505
Prepaid expenses	238	1,700	648
Total assets	$42,797,527	$68,002,023	$24,451,777

LIABILITIES
Payable for securities purchased	$1,719,734	$1,510,000	$750,000
Payable for Fund shares redeemed	16,258	64,240	2,744
Dividends payable	28,416	34,489	9,489
Trustees’ fees payable	390	628	224
Payable to affiliates	44,612	64,925	24,993
Accrued expenses	6,773	7,170	3,042
Total liabilities	$1,816,183	$1,681,452	$790,492

NET ASSETS	$40,981,344	$66,320,571	$23,661,285

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$40,319,569	$67,674,351	$23,822,950
Accumulated undistributed net realized gain (loss) on investments	(472,738)	(3,176,831)	(860,672)
Accumulated undistributed net investment income (loss)	7	6,676	8,638
Unrealized appreciation (depreciation) on investments	1,134,506	1,816,375	690,369

NET ASSETS	$40,981,344	$66,320,571	$23,661,285

Net Assets - Class A	$38,373,074	$58,327,689	$22,693,135
Net Assets - Class I	$2,608,270	$7,992,882	$968,150
Shares outstanding - Class A	3,335,626	5,887,790	2,247,962
Shares outstanding - Class I	226,529	806,723	95,878
Net asset value per share - Class A*	$11.50	$9.91	$10.09
Net asset value per share - Class I	$11.51	$9.91	$10.10
Public offering price per share – Class A (sales charge of 2.50%)	$11.79	$10.16	$10.35

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2019 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,097,648	$276,372	$742,658
Total investment income	$1,097,648	$276,372	$742,658

EXPENSES
Investment advisory fees	$146,150	$40,948	$111,107
Distribution (12b-1) fees - Class A	69,018	19,857	55,056
Transfer agent fees	38,101	12,852	29,691
Administrative service fees	59,070	29,613	49,258
Professional fees	9,202	3,480	7,300
Reports to shareholders	1,764	600	1,251
License, fees, and registrations	956	1,514	2,877
Audit fees	4,452	1,238	3,386
Trustees’ fees	2,977	832	2,264
Transfer agent out-of-pockets	3,240	0	2,385
Custodian fees	3,075	1,089	2,328
Legal fees	2,777	760	2,114
Insurance expense	827	399	653
Total expenses	$341,609	$113,182	$269,670
Less expenses waived or reimbursed (See Note 7)	(59,251)	(33,575)	(52,386)
Total net expenses	$282,358	$79,607	$217,284

NET INVESTMENT INCOME (LOSS)	$815,290	$196,765	$525,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(42,928)	$(34,047)	$(18,584)
Net change in unrealized appreciation (depreciation) of investments	136,154	42,234	248,318
Net realized and unrealized gain (loss) on investments	$93,226	$8,187	$229,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$908,516	$204,952	$755,108

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2019 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$728,457	$1,239,693	$426,047
Total investment income	$728,457	$1,239,693	$426,047

EXPENSES
Investment advisory fees	$105,554	$173,738	$59,289
Distribution (12b-1) fees - Class A	50,541	76,567	28,462
Transfer agent fees	28,358	44,722	17,254
Administrative service fees	47,703	66,795	34,749
Professional fees	6,998	10,694	4,486
Reports to shareholders	1,077	1,631	885
License, fees, and registrations	1,185	2,334	1,375
Audit fees	3,217	5,286	1,811
Trustees’ fees	2,151	3,537	1,209
Transfer agent out-of-pockets	6,696	7,274	0
Custodian fees	2,421	3,987	1,467
Legal fees	2,007	3,288	1,134
Insurance expense	638	1,073	409
Total expenses	$258,546	$400,926	$152,530
Less expenses waived or reimbursed (See Note 7)	(53,930)	(70,794)	(37,503)
Total net expenses	$204,616	$330,132	$115,027

NET INVESTMENT INCOME (LOSS)	$523,841	$909,561	$311,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(181,148)	$(184,390)	$(21,617)
Net change in unrealized appreciation (depreciation) of investments	297,912	487,249	81,794
Net realized and unrealized gain (loss) on investments	$116,764	$302,859	$60,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,605	$1,212,420	$371,197

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2019 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$815,290	$196,765	$525,374
Net realized gain (loss) from investment transactions	(42,928)	(34,047)	(18,584)
Net change in unrealized appreciation (depreciation) of investments	136,154	42,234	248,318
Net increase (decrease) in net assets resulting from operations	$908,516	$204,952	$755,108

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(765,858)	$(190,169)	$(520,165)
Net investment income - Class I	(49,256)	(6,599)	(5,205)
Total distributions	$(815,114)	$(196,768)	$(525,370)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,200,636	$226,781	$675,549
Proceeds from sale of shares - Class I	853,074	367,010	342,970
Proceeds from reinvested dividends - Class A	624,668	154,656	357,714
Proceeds from reinvested dividends - Class I	11,736	6,305	3,926
Cost of shares redeemed - Class A	(5,061,541)	(3,304,389)	(3,123,063)
Cost of shares redeemed - Class I	(87,822)	(32,133)	(787)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,459,249)	$(2,581,770)	$(1,743,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,365,847)	$(2,573,586)	$(1,513,953)
NET ASSETS, BEGINNING OF PERIOD	59,316,449	18,067,396	45,388,060
NET ASSETS, END OF PERIOD	$56,950,602	$15,493,810	$43,874,107

Accumulated undistributed net investment income	$10,799	$17,971	$1,293

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2019 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$523,841	$909,561	$311,020
Net realized gain (loss) from investment transactions	(181,148)	(184,390)	(21,617)
Net change in unrealized appreciation (depreciation) of investments	297,912	487,249	81,794
Net increase (decrease) in net assets resulting from operations	$640,605	$1,212,420	$371,197

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(499,116)	$(792,208)	$(296,900)
Net investment income - Class I	(24,722)	(116,911)	(13,521)
Total distributions	$(523,838)	$(909,119)	$(310,421)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$390,579	$1,525,959	$914,933
Proceeds from sale of shares - Class I	1,743,990	2,310,667	36,166
Proceeds from reinvested dividends - Class A	335,056	652,919	238,876
Proceeds from reinvested dividends - Class I	19,172	45,955	11,958
Cost of shares redeemed - Class A	(3,815,792)	(7,023,122)	(1,428,474)
Cost of shares redeemed - Class I	(158,929)	(2,046,717)	(2,991)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,485,924)	$(4,534,339)	$(229,532)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,369,157)	$(4,231,038)	$(168,756)
NET ASSETS, BEGINNING OF PERIOD	42,350,501	70,551,609	23,830,041
NET ASSETS, END OF PERIOD	$40,981,344	$66,320,571	$23,661,285

Accumulated undistributed net investment income	$7	$6,676	$8,638

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2018

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,627,960	$426,278	$1,117,491
Net realized gain (loss) from investment transactions	(137,630)	(12,711)	26,731
Net change in unrealized appreciation (depreciation) of investments	(1,311,083)	(405,551)	(948,194)
Net increase (decrease) in net assets resulting from operations	$179,247	$8,016	$196,028

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,606,596)	$(418,250)	$(1,116,640)
Net investment income - Class I	(20,406)	(6,541)	(671)
Total distributions	$(1,627,002)	$(424,791)	$(1,117,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$5,420,737	$1,149,545	$1,693,419
Proceeds from sale of shares - Class I +	2,879,395	481,557	285,932
Proceeds from reinvested dividends - Class A	1,200,642	347,531	778,996
Proceeds from reinvested dividends - Class I +	7,836	5,218	481
Cost of shares redeemed - Class A	(10,477,690)	(3,157,383)	(6,463,663)
Cost of shares redeemed - Class I +	(41,998)	(153,756)	(80,495)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,011,078)	$(1,327,288)	$(3,785,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,458,833)	$(1,744,063)	$(4,706,613)
NET ASSETS, BEGINNING OF PERIOD	61,775,282	19,811,459	50,094,673
NET ASSETS, END OF PERIOD	$59,316,449	$18,067,396	$45,388,060

Accumulated undistributed net investment income	$8,280	$18,006	$1,290

+ Class I operations commenced on November 1, 2017.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the period/year ended July 31, 2018

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund*	Fund For MT^	Fund For ND^
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,030,855	$1,050,409	$352,453
Net realized gain (loss) from investment transactions	(107,098)	(263,793)	(17,437)
Net change in unrealized appreciation (depreciation) of investments	(945,588)	(1,382,278)	(442,240)
Net increase (decrease) in net assets resulting from operations	$(21,831)	$(595,662)	$(107,224)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,021,728)	$(944,426)	$(339,390)
Net investment income - Class I	(9,066)	(105,873)	(12,353)
Total distributions	$(1,030,794)	$(1,050,299)	$(351,743)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,336,830	$2,769,242	$1,881,712
Proceeds from sale of shares - Class I +	1,030,157	2,934,014	300,032
Proceeds from reinvested dividends - Class A	639,407	736,221	255,272
Proceeds from reinvested dividends - Class I +	7,328	48,904	10,501
Cost of shares redeemed - Class A	(7,937,619)	(8,056,170)	(2,328,498)
Cost of shares redeemed - Class I +	(47,012)	(420,383)	(27,591)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,970,909)	$(1,988,172)	$91,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,023,534)	$(3,634,133)	$(367,539)
NET ASSETS, BEGINNING OF PERIOD	47,374,035	74,185,742	24,197,580
NET ASSETS, END OF PERIOD	$42,350,501	$70,551,609	$23,830,041

Accumulated undistributed net investment income	$7	$6,205	$8,039

* Year ended July 31, 2018.
^ Seven months ended July 31, 2018.
+ Class I operations commenced on November 1, 2017 for Oklahoma Municipal Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 31, 2017

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,841,230	$651,461
Net realized gain (loss) from investment transactions	(388,203)	12,516
Net change in unrealized appreciation (depreciation) on investments	1,446,092	155,303
Net increase (decrease) in net assets resulting from operations	$2,899,119	$819,280

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,741,882)	$(636,887)
Net investment income - Class I	(96,666)	(13,406)
Total distributions	$(1,838,548)	$(650,293)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,992,434	$3,014,897
Proceeds from sale of shares - Class I	4,955,361	299,947
Proceeds from reinvested dividends - Class A	1,174,851	479,025
Proceeds from reinvested dividends - Class I	44,625	10,039
Cost of shares redeemed - Class A	(16,067,897)	(5,498,565)
Cost of shares redeemed - Class I	(665,065)	(48,007)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,565,691)	$(1,742,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,505,120)	$(1,573,677)
NET ASSETS, BEGINNING OF PERIOD	$76,690,862	$25,771,257
NET ASSETS, END OF PERIOD	$74,185,742	$24,197,580

Accumulated undistributed net investment income	$6,095	$7,329

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

The Board of Trustees approved, on February 2, 2018, a change of fiscal year-end for Tax-Free Fund for MT and Tax-Free Fund for ND from December 31 to July 31, therefore, this report is for the seven months ended July 31, 2018 for these two Funds.

On May 18, 2017, the Board of Trustees approved the reorganization of each series of the Integrity Managed Portfolios (Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund, the “Predecessor Funds”), into the corresponding series of Viking Mutual Funds (with the same names, the “Successor Funds”), and the addition of I shares to each corresponding series. The reorganization was also approved by each Fund’s shareholders at a special meeting held on September 21, 2017. Effective at the close of business on October 31, 2017, the Successor Funds acquired all of the assets and liabilities of the corresponding Predecessor Funds in a tax-free exchange for shares of beneficial interest of the Successor Funds. As a result of the reorganization, the Successor Funds are the accounting successor of the corresponding Predecessor Funds. The reorganization was accomplished by a tax-free exchange of shares of each Predecessor Fund's shares, value at the Predecessor Fund's net assets for the exact same shares and value of the corresponding Successor Fund's shares. For financial reporting purposes, assets received and shares issued by the Successor Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the corresponding Successor Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares outstanding, net assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income (loss) and Unrealized appreciation (depreciation) on investments were as followed:

			Accumulated	Accumulated net	Unrealized
		Shares	undistributed net	realized (loss) on	appreciation on
	Net Assets	Outstanding	investment income/(loss)	investments	investments
KS Muni Fund	$61,755,660	5,754,318	$7,733	($470,517)	$2,397,485
ME Muni Fund	$18,852,895	1,739,373	$17,876	($395,012)	$663,312
NE Muni Fund	$48,463,329	4,650,052	$1,092	($749,898)	$1,693,539
OK Muni Fund	$46,914,818	4,014,519	($20,677)	($444,800)	$1,581,561

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the period/year ended July 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period/year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$57,799,117	$0	$57,799,117
	Total	$0	$57,799,117	$0	$57,799,117

ME Muni Fund	Municipal Bonds	$0	$17,857,982	$0	$17,857,982
	Total	$0	$17,857,982	$0	$17,857,982

NE Muni Fund	Municipal Bonds	$0	$44,619,874	$0	$44,619,874
	Total	$0	$44,619,874	$0	$44,619,874

OK Muni Fund	Municipal Bonds	$0	$41,556,202	$0	$41,556,202
	Total	$0	$41,556,202	$0	$41,556,202

Tax-Free	Municipal Bonds	$0	$69,712,778	$0	$69,712,778
Fund for MT	Total	$0	$69,712,778	$0	$69,712,778

Tax-Free	Municipal Bonds	$0	$23,505,738	$0	$23,505,738
Fund for ND	Total	$0	$23,505,738	$0	$23,505,738

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2019. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2019. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2019.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2019, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$11,219,717	$500,000	$1,084,677	$5,552,140	$8,032,866	$3,648,504
Sales	$12,989,815	$2,731,949	$3,307,973	$5,232,440	$12,080,999	$3,212,179

NOTE 5: Capital Share Transactions

Six Months Ended 1/31/19:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	114,803	21,401	66,187	34,155	155,494	91,219
Shares issued from reinvestments	59,581	14,601	34,993	29,328	66,484	23,811
Shares redeemed	(483,379)	(312,653)	(306,444)	(334,495)	(715,439)	(142,576)
Net increase (decrease)	(308,995)	(276,651)	(205,264)	(271,012)	(493,461)	(27,546)

Class I
Shares sold	81,548	34,720	33,726	152,667	235,304	3,629
Shares issued from reinvestments	1,119	595	384	1,674	4,682	1,191
Shares redeemed	(8,354)	(3,022)	(77)	(13,966)	(207,958)	(301)
Net increase (decrease)	74,313	32,293	34,033	140,375	32,028	4,519

Year Ended 7/31/17* and 12/31/17^:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund*	Fund*	Fund*	Fund*	Fund for MT^	Fund for ND^
Shares sold	507,788	107,088	163,569	201,015	280,416	186,198
Shares issued from reinvestments	112,907	32,389	75,378	55,266	74,574	25,314
Shares redeemed	(985,634)	(292,662)	(623,299)	(686,011)	(814,865)	(230,542)
Net increase (decrease)	(364,939)	(153,185)	(384,352)	(429,730)	(459,875)	(19,030)

Class I
Shares sold	271,590	44,479	27,880	89,610	296,915	29,765
Shares issued from reinvestments	740	489	47	638	4,953	1,041
Shares redeemed	(3,980)	(14,441)	(7,852)	(4,094)	(42,423)	(2,719)
Net increase (decrease)	268,350	30,527	20,075	86,154	259,445	28,087

Year Ended 12/31/17:	Class A	Class A	Class I	Class I
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Class A	Fund for MT	Fund for ND	Fund for MT	Fund for ND
Shares sold	695,195	292,668	494,381	29,066
Shares issued from reinvestments	116,868	46,603	4,433	976
Shares redeemed	(1,597,587)	(534,065)	(66,028)	(4,661)
Net increase (decrease)	(785,524)	(194,794)	432,786	25,381

NOTE 6: Income Tax Information

At July 31, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$56,392,142	$17,505,935	$43,711,833	$40,719,604	$68,377,448	$22,889,125
Unrealized appreciation	$1,560,252	$355,622	$1,052,026	$1,002,637	$1,529,970	$642,968
Unrealized depreciation	(153,277)	(3,576)	(143,985)	(166,039)	(194,640)	(26,355)
Net unrealized appreciation*	$1,406,975	$352,046	$908,041	$836,598	$1,335,330	$616,613

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions accrued were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Period ended 7/31/18:	Fund*	Fund*	Fund*	Fund*	Fund for MT^	Fund for ND^
Tax-exempt income	$1,627,002	$424,791	$1,117,311	$1,030,794	$1,050,299	$351,743
Capital gains	$0	$0	$0	$0	$0	$0

Year ended 7/31/17* and 12/31/17^:
Tax-exempt income	$1,680,455	$466,068	$1,167,219	$1,073,720	$1,838,548	$650,293
Capital gains	$0	$30	$0	$0	$0	$0

Year Ended 12/30/16	Tax-Free Fund for MT	Tax-Free Fund for ND
Tax-exempt income	$1,995,115	$673,836

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$27,860	$5,813	$31,215	$25,901	$31,213	$11,251
Accumulated capital and other losses	(614,870)	(403,174)	(726,742)	(291,590)	(2,992,441)	(839,055)
Post-October losses deferred	0	0	0	0	0	0
Unrealized appreciation/(depreciation)*	1,406,975	352,046	908,041	836,598	1,335,330	616,613
Total accumulated earnings/(deficit)	$819,965	$(45,315)	$212,514	$570,909	$(1,625,898)	$(211,191)

The Funds’ capital loss carryforward amounts as of July 31, 2018 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$503,162	$346,309	$676,090	$149,594	$1,926,177	$563,128
Non-expiring L-T losses	111,708	56,865	50,652	141,996	1,066,264	275,927
Total	$614,870	$403,174	$726,742	$291,590	$2,992,441	$839,055

For the period/year ended July 31, 2018, OK Muni Fund, Tax-Free Fund for MT, and Tax-Free Fund for ND reclassified net realized loss of $260,308, $106,551, and $75,200, respectively, to paid-in capital due to expired capital loss carryforwards.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2019 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2019, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/19		Payable 1/31/19
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$86,899	$59,251	$13,689
ME Muni Fund	$7,373	$33,575	$749
NE Muni Fund	$58,721	$52,386	$9,755
OK Muni Fund	$51,624	$53,930	$8,069
Tax-Free Fund for MT	$102,944	$70,794	$15,573
Tax-Free Fund for ND	$21,786	$37,503	$3,478
* After waivers and reimbursements, if any.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/19			Payable 1/31/19
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$20,789	$0	$69,018	$11,336
ME Muni Fund - A	$2,876	$12,310	$19,857	$3,143
NE Muni Fund - A	$7,974	$0	$55,056	$9,165
OK Muni Fund - A	$7,954	$0	$50,541	$8,189
Tax-Free Fund for MT - A	$28,663	$0	$76,567	$12,355
Tax-Free Fund for ND - A	$14,723	$0	$28,462	$4,816

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/19		Payable 1/31/19
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$41,341	$59,070	$8,103	$9,817
ME Muni Fund	$12,852	$29,613	$3,001	$4,897
NE Muni Fund	$32,076	$49,258	$6,604	$8,256
OK Muni Fund	$35,054	$47,703	$10,992	$7,952
Tax-Free Fund for MT	$51,996	$66,795	$13,518	$10,931
Tax-Free Fund for ND	$17,254	$34,749	$4,324	$5,869

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53	$10.78	$11.13	$10.87	$10.85	$10.56

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.28	$0.30	$0.31	$0.31	$0.32
Net realized and unrealized gain (loss) on investments [1]	0.02	(0.25)	(0.35)	0.26	0.02	0.29
Total from investment operations	$0.17	$0.03	$(0.05)	$0.57	$0.33	$0.61

Distributions from net investment income	$(0.15)	$(0.28)	$(0.30)	$(0.31)	$(0.31)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$10.55	$10.53	$10.78	$11.13	$10.87	$10.85

Total Return (excludes any applicable sales charge)	1.60%#	0.32%	(0.42%)	5.30%	3.03%	5.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$53,333	$56,489	$61,775	$60,489	$58,578	$59,516
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.18%^	1.16%	1.15%	1.18%	1.16%	1.16%
Ratio of net investment income to average net assets [2]	2.78%^	2.67%	2.76%	2.81%	2.80%	2.95%
Portfolio turnover rate	19.40%#	21.27%	6.85%	12.10%	10.87%	6.63%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Period
	Months	From
	Ended	11/1/17* to
	1/31/19+	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.23
Net realized and unrealized gain (loss) on investments [1]	0.02	(0.20)
Total from investment operations	$0.18	$0.03

Distributions from net investment income	$(0.16)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.56	$10.54

Total Return (excludes any applicable sales charge)	1.73%#	0.31%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,618	$2,828
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^
Ratio of expenses to average net assets before waivers	0.94%^	0.92%^
Ratio of net investment income to average net assets [2]	3.03%^	2.99%^
Portfolio turnover rate	19.40%#	21.27%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.88	$11.31	$10.99	$11.00	$10.79

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.24	$0.25	$0.27	$0.27	$0.29
Net realized and unrealized gain (loss) on investments [1]	0.02	(0.24)	(0.43)	0.33	(0.01)	0.21
Total from investment operations	$0.15	$0.00	$(0.18)	$0.60	$0.26	$0.50

Less Distributions:
Distributions from net investment income	$(0.13)	$(0.24)	$(0.25)	$(0.27)	$(0.27)	$(0.29)
Distributions from net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions	$(0.13)	$(0.24)	$(0.25)	$(0.28)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.66	$10.64	$10.88	$11.31	$10.99	$11.00

Total Return (excludes any applicable sales charge)	1.40%#	0.04%	(1.55%)	5.44%	2.37%	4.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,824	$17,742	$19,811	$20,213	$17,475	$17,451
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.39%^	1.33%	1.25%	1.29%	1.28%	1.28%
Ratio of net investment income to average net assets [2]	2.40%^	2.28%	2.31%	2.39%	2.45%	2.70%
Portfolio turnover rate	3.12%#	10.91%	21.81%	1.88%	16.18%	11.27%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Period
	Months	From
	Ended	11/1/17* to
	1/31/19+	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.20
Net realized and unrealized gain (loss) on investments [1]	0.02	(0.19)
Total from investment operations	$0.16	$0.01

Distributions from net investment income	$(0.14)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.67	$10.65

Total Return (excludes any applicable sales charge)	1.53%#	0.12%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$670	$325
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^
Ratio of expenses to average net assets before waivers	1.16%^	1.11%^
Ratio of net investment income to average net assets [2]	2.65%^	2.53%^
Portfolio turnover rate	3.12%#	10.91%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.46	$10.82	$10.48	$10.40	$9.99

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.24	$0.25	$0.27	$0.29	$0.29
Net realized and unrealized gain (loss) on investments [1]	0.06	(0.21)	(0.36)	0.34	0.08	0.41
Total from investment operations	$0.18	$0.03	$(0.11)	$0.61	$0.37	$0.70

Distributions from net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.27)	$(0.29)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.25	$10.46	$10.82	$10.48	$10.40

Total Return (excludes any applicable sales charge)	1.79%#	0.34%	(1.01%)	5.94%	3.54%	7.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$43,316	$45,182	$50,095	$46,217	$41,189	$39,734
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.22%^	1.21%	1.18%	1.20%	1.19%	1.20%
Ratio of net investment income to average net assets [2]	2.36%^	2.36%	2.35%	2.58%	2.72%	2.89%
Portfolio turnover rate	2.51%#	8.99%	22.92%	7.47%	11.76%	3.88%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Period
	Months	From
	Ended	11/1/17* to
	1/31/19+	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.20
Net realized and unrealized gain (loss) on investments [1]	0.06	(0.17)
Total from investment operations	$0.19	$0.03

Distributions from net investment income	$(0.13)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.25

Total Return (excludes any applicable sales charge)	1.91%#	0.32%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$558	$206
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^
Ratio of expenses to average net assets before waivers	0.97%^	0.97%^
Ratio of net investment income to average net assets [2]	2.61%^	2.63%^
Portfolio turnover rate	2.51%#	8.99%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$11.47	$11.74	$12.10	$11.64	$11.60	$11.20

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.27	$0.27	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss) on investments [1]	0.03	(0.27)	(0.36)	0.46	0.04	0.40
Total from investment operations	0.17	0.00	$(0.09)	$0.74	$0.33	$0.71

Distributions from net investment income	$(0.14)	$(0.27)	$(0.27)	$(0.28)	$(0.29)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$11.50	$11.47	$11.74	$12.10	$11.64	$11.60

Total Return (excludes any applicable sales charge)	1.52%#	(0.04%)	(0.71%)	6.47%	2.82%	6.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,373	$41,362	$47,374	$46,718	$42,427	$38,795
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.23%^	1.19%	1.16%	1.19%	1.18%	1.19%
Ratio of net investment income to average net assets [2]	2.47%^	2.28%	2.30%	2.40%	2.44%	2.72%
Portfolio turnover rate	12.57%#	13.03%	5.30%	10.58%	14.53%	1.41%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Period
	Months	From
	Ended	11/1/17* to
	1/31/19+	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.22
Net realized and unrealized gain (loss) on investments [1]	0.03	(0.21)
Total from investment operations	$0.19	$0.01

Distributions from net investment income	$(0.16)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$11.51	$11.48

Total Return (excludes any applicable sales charge)	1.64%#	0.10%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,608	$989
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^
Ratio of expenses to average net assets before waivers	1.00%^	0.96%^
Ratio of net investment income to average net assets [2]	2.72%^	2.62%^
Portfolio turnover rate	12.57%#	13.03%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Seven
	Months	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86	$10.08	$9.95	$10.26	$10.23	$9.83

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.14	$0.24	$0.27	$0.29	$0.29
Net realized and unrealized gain (loss) on investments [1]	0.05	(0.22)	0.13	(0.31)	0.03	0.40
Total from investment operations	$0.18	$(0.08)	$0.37	$(0.04)	$0.32	$0.69

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)
Total distributions	$(0.13)	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$9.91	$9.86	$10.08	$9.95	$10.26	$10.23

Total Return (excludes any applicable sales charge)	1.82%#	(0.74%)#	3.77%	(0.43%)	3.21%	7.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$58,328	$62,913	$68,990	$75,870	$69,811	$68,064
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%^	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%^	1.17%^	1.15%	1.16%	1.15%	1.14%
Ratio of net investment income to average net assets [2]	2.59%^	2.52%^	2.42%	2.63%	2.87%	2.86%
Portfolio turnover rate	11.79%#	16.63%#	20.44%	16.58%	11.91%	13.20%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Seven		Period
	Months	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	1/31/19+	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments [1]	0.05	(0.22)	0.13	(0.46)
Total from investment operations	$0.19	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.14)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$9.91	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge)	1.95%#	(0.59%)#	4.03%	(3.32%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,993	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^	0.73%	0.73%^
Ratio of expenses to average net assets before waivers	0.93%^	0.91%^	0.90%	0.92%^
Ratio of net investment income to average net assets [2]	2.84%^	2.77%^	2.65%	2.74%^
Portfolio turnover rate	11.79%#	16.63%#	20.44%	16.58%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Seven
	Months	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/19+	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$10.26	$10.20	$10.47	$10.39	$9.94

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.15	$0.26	$0.27	$0.27	$0.28
Net realized and unrealized gain (loss) on investments [1]	0.02	(0.19)	0.06	(0.27)	0.08	0.45
Total from investment operations	$0.15	$(0.04)	$0.32	$0.00	$0.35	$0.73

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)
Total distributions	$(0.13)	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.09	$10.07	$10.26	$10.20	$10.47	$10.39

Total Return (excludes any applicable sales charge)	1.52%#	(0.40%)#	3.12%	(0.08%)	3.43%	7.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,693	$22,910	$23,548	$25,385	$26,045	$25,449
Ratio of expenses to average net assets after waivers [2]	0.98%^	0.98%^	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.30%^	1.31%^	1.30%	1.27%	1.24%	1.23%
Ratio of net investment income to average net assets [2]	2.61%^	2.54%^	2.51%	2.53%	2.62%	2.75%
Portfolio turnover rate	13.80%#	7.57%#	11.14%	13.28%	19.05%	18.46%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six	Seven		Period
	Months	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	1/31/19+	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments [1]	0.03	(0.19)	0.06	(0.45)
Total from investment operations	$0.17	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.14)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.10	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge)	1.75%#	(0.25%)#	3.38%	(3.11%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$968	$920	$649	$386
Ratio of expenses to average net assets after waivers [2]	0.73%^	0.73%^	0.73%	0.73%^
Ratio of expenses to average net assets before waivers	1.05%^	1.06%^	1.04%	1.05%^
Ratio of net investment income to average net assets [2]	2.86%^	2.78%^	2.75%	2.82%^
Portfolio turnover rate	13.80%#	7.57%#	11.14%	13.28%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
+	Unaudited.
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/18	1/31/19	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.16	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.17	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.14	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.15	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.18	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.19	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.15	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.16	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.18	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.20	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.15	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.18	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 2, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither party to the advisory agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes)(the “Independent Trustee”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of it series (each, a Fund and, together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 2, 2018 Board meeting and, with respect to the Independent Trustees, discussions held at the October 12, 2018 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has been meeting its investment objective. In this regard, the Board made the following observations:

As of July 31, 2018, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was below average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was high for the 3-year period and above average for the 5- and 10-year periods; (3) Oklahoma Municipal Fund was above average for the 3- and 5-year periods and high for the 10-year period; (4) Maine Municipal Fund was average for the 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was average for the 3- and 5-year periods and above average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3- and 5-year periods and above average for the 10-year period.

As of July 31, 2018, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was average for the 3- and 10-year periods and above average for the 5-year period; (3) Oklahoma Municipal Fund was average for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below average for the 3- , 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was average for the 3-, 5-, and 10-year periods; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5-, and 10-year periods.

As of July 31, 2018, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, above its category median for the 1-, 3-, and 5-year periods, and below its category median for the 10-year period; (2) Nebraska Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, above its category median for the 1-, 3-, and 5-year periods, and below its category median for the 10-year period; (3) Oklahoma Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, below its category median for the 1-year period, and above its category median for the 3-, 5-, and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was near its index for the 1- , 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, and 10-year periods and near its category median for the 5-year period; and (6) Viking Tax-Free Fund for Montana was near its index for the 1-, 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, and 10-year periods and at its category median for the 5-year period.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2017 and the six months ended June 30, 2018. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreements was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Funds would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level to benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general decline in assets since the last contract renewal, as a result of adverse market developments in connection with the Department of Labor’s fiduciary rule. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board noted that their discussion in this regard was premised on numerous factors including the nature, extent and quality of the services provided by Viking, Viking’s resources, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 8, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 8, 2019